SUPPLEMENTARY PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Pension Plans
Schedule of main assumptions

Risk factors	On December 31
	2025	2024
Nominal discount rate	3.50% - 11.32% p.a.	3.50% - 10.94% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.50% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.50% p.a.
Initial rate of growth of medical costs	6.92% - 7.64% p.a.	7.23% - 7.64% p.a.
Inflation rate	3.50% p.a.	3.50% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-EMS
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Schedule of actuarial obligations of the benefit plans

	R$ thousands
	Retirement Benefits		Other post-employment benefits
	Year ended on December 31		Year ended on December 31
	2025	2024	2025	2024
(i) Projected benefit obligations:
At the beginning of the year	2,556,966	2,794,954	819,725	857,347
Cost of current service	327	1,179	-	-
Interest cost	258,434	249,162	83,635	78,223
Participant’s contribution	467	465	-	-
Actuarial gain/(loss) (1)	(11,271)	(218,019)	10,232	(65,504)
Transfers	-	(278)	-	-
Past service cost - plan changes	(18,286)	-	-	-
Early elimination of obligations	-	(1,284)	-	-
Benefit paid	(262,798)	(269,280)	(52,264)	(50,341)
At the end of the year	2,523,839	2,556,899	861,328	819,725

(ii) Plan assets at fair value:
At the beginning of the year	2,416,615	2,402,006	-	-
Expected earnings	245,129	214,092	-	-
Actuarial gain/(loss) (1)	(98,294)	(125,943)	-	-
Contributions received:				-
- Employer	56,179	195,343	-	-
- Employees	467	465	-	-
Transfers	-	(134)	-	-
Early elimination of obligations	-	-	-	-
Benefit paid	(262,288)	(269,281)	-	-
At the end of the year	2,357,808	2,416,548	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	62,210	57,939	-	-
Interest on the irrecoverable surplus	6,642	5,471	-	-
Change in irrecoverable surplus (1)	986	(1,200)	-	-
At the end of the year	69,838	62,210	-	-

(iv) Financed position:
Deficit plans (2)	235,869	202,561	861,328	819,725
Net balance	235,869	202,561	861,328	819,725
(1)	In the year ended December 31, 2025, the remeasurement effects recognized in Other Comprehensive Income, totaled R$(54,773) thousand, (R$87,297 thousand in 2024), net of tax effects; and
(2)	Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their consolidated financial statements the actuarial obligation due.

Schedule of net cost/(benefit) of the pension plans consolidated statement of income

	R$ - thousand
	Year ended on December 31
	2025	2024
Projected benefit obligations:
Cost of service	(17,958)	977
Cost of interest on actuarial obligations	341,787	327,252
Expected earnings from the assets of the plan	(244,914)	(214,085)
Interest on irrecoverable surplus	6,642	5,469
Net cost/(benefit) of the pension plans	85,557	119,613

Schedule of maturity present value of defined benefit plans

	R$ thousands
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	7.91	9.53
2026	277,251	65,693
2027	292,614	68,711
2028	295,969	72,796
2029	298,759	76,963
2030	300,824	81,159
After 2031	1,506,457	467,572

Schedule of assets of pension plans

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan
	2025	2024	2025	2024	2025	2024
Asset categories
Equities	-	-	1.6%	4.9%	-	-
Fixed income	95.6%	95.2%	95.6%	90.5%	100.0%	100.0%
Real estate	3.4%	3.8%	1.7%	2.3%	-	-
Other	1.0%	1.0%	1.1%	2.3%	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of sensitivity analysis of the benefit plan obligations

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	11.72% - 12.32%	Increase of 1 p.p.	reduction	(237,741)
Discount rate	9.72% - 10.32%	Decrease of 1 p.p.	increase	272,395
Medical Inflation	7.92% - 8.64%	Increase of 1 p.p.	increase	70,578
Medical Inflation	5.92% - 6.64%	Decrease of 1 p.p.	reduction	(61,359)